Note 1 - Nature of Operations and Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Percent of Revenue	99.00%
Amortization of Value of Business Acquired (VOBA)	$ 127,611	$ 161,095
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,728,657	4,141,343
Capital Leased Assets, Number of Units, New During Period	4
Capital Lease Obligations Incurred	752,861
Repayments of Long-term Capital Lease Obligations	352,775	256,579
Capital Leases, Future Minimum Payments Due, Next Twelve Months	479,109
Capital Leases, Future Minimum Payments Due in Two Years	327,599
Capital Leases, Future Minimum Payments Due in Three Years	252,845
Capital Leases, Future Minimum Payments Due in Four Years	2,728
Capital Leases, Future Minimum Payments Due in Five Years	0
Capital Lease Obligations	943,488	568,214
Capital Leases, Future Minimum Payments Due	1,062,281
Capital Leases, Future Minimum Payments, Interest Included in Payments	118,793
Reinsurance Recoverables	55,669,088	53,797,125
Policy Claims Liability, Estimate of Outstanding Claims	1,679,764
Participating Policies as Percentage of Gross Insurance in Force	17.00%	17.00%
Participating Policies As Percentage of Net Premiums	3.00%	4.00%
Liability for Future Policy Benefit by Product Segment, Interest Rate, Year of Issue	3.00%
Investment Yields Used for Expected Gross Profits	5.00%
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1.00
Common Stock, Shares Authorized (in Shares)	4,000,000
Weighted Average Number of Shares Outstanding, Basic (in Shares)	1,137,156	1,152,438
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)	$ 0.25	$ 0.23
Leasehold Improvements [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Sale Leaseback Transaction, Net Book Value	670,048
Sale Leaseback Transaction, Monthly Rental Payments	21,863
Assets Held under Capital Leases [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	586,237	280,367
Reserves Ceded to Reinsurers [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Reinsurance Recoverables	54,256,096	52,944,370
Insurance Contracts Acquired in Business Combination [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	535,300	407,689
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	85,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	76,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	70,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	63,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 44,000
Maximum [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Short-term Investments, Maturity Date, Term	1 year
Cash and Cash Equivalents, Maturity, Term	3 months
Investment Yields Used for Expected Gross Profits	9.17%
Minimum [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Short-term Investments, Maturity Date, Term	3 months
Investment Yields Used for Expected Gross Profits	3.56%